SHARE CAPITAL - Additional Information (Details) - shares	May 05, 2020	Dec. 31, 2019	Dec. 31, 2018
Preference shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)		8,000,000
Number of shares outstanding (in shares)		0	0
Number of shares issued (in shares)		0	0
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorized for repurchase	47,513,266
Dividend Reinvestment Plan
Disclosure of classes of share capital [line items]
Number of shares issued under dividend reinvestment program		4,638,861